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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):   [  ] is a  restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:    New Frontier Capital, L.P.
Address: 919 Third Avenue, 6th Floor
         New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William L. Musser, Jr.
Title:            General Partner
Phone:            212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.        New York, NY                January 29, 2002
[signature]                       [city, state]               [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $63,237
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


       Column 1           Column 2   Column 3  Column 4     Column 5                Column 6      Column 7         Column 8
        Name of           Title of              Value    Shrs or     SH/     Put/   Investment     Other        Voting Authority
        Issuer             class     CUSIP     (x$1000)  prn amt     PRN     Call   Discretion    managers    Sole     Shared  None
Analogic Corp                 Com       032657207   2186    56755       SH              SOLE                    56755
Altera Corp                   Com       021441100   1167    55000       SH              SOLE                    55000
Celgene Corp                  Com       151020104   2390    74880       SH              SOLE                    74880
Corvis Corp                   Com       221009103    313    96900       SH              SOLE                    96900
Doubleclick Inc.              Com       258609304   1306   115200       SH              SOLE                   115200
E M C Corp Mass               Com       268648102    806    60000       SH              SOLE                    60000
Ezenia! Inc                   Com       302311105     82   200000       SH              SOLE                   200000
Federal Home Ln Mtg Corp      Com       313400301   1488    22750       SH              SOLE                    22750
I-Many Inc                    Com       44973Q103   4668   483750       SH              SOLE                   483750
InVision Technologies         Com       461851107   2864    96150       SH              SOLE                    96150
KLA-Tencor Corp               Com       482480100   2848    57460       SH              SOLE                    57460
LTX Corp                      Com       502392103   4720   225415       SH              SOLE                   225415
Luminent Inc                  Com       55027R103    777   419815       SH              SOLE                   419815
Maxim Integrated Products     Com       57772K101   1795    34175       SH              SOLE                    34175
Micron Technology             Com       595112903    380   100000       SH     Call     SOLE                   100000
Micron Technology             Com       595112103    431    13900       SH              SOLE                    13900
Microsoft Corp                Com       594918104   3000    45290       SH              SOLE                    45290
MRV Communications Inc        Com       553477100   1987   468565       SH              SOLE                   468565
Network Associates Inc        Com       640938956    205   200000       SH     Put      SOLE                   200000
Network Associates Inc        Com       640938106   8923   345175       SH              SOLE                   345175
Newmont Mining Corp           Com       651639106    428   100865       SH              SOLE                   100865
Nextel Communications Inc     Cl A      65332V103   3417   311800       SH              SOLE                   311800
Novellus Sys Inc              Com       670008101   2180    55265       SH              SOLE                    55265
Oplink Communications Inc     Com       68375Q106    638   338675       SH              SOLE                   338675
Placer Dome Inc               Com       725906101   2193   200985       SH              SOLE                   200985
Presstek Inc                  Com       741113104   6470   705545       SH              SOLE                   705545
Sycamore Networks Inc         Com       871206108    549   102360       SH              SOLE                   102360
Thoratec Corp                 Com       885175307   5026   295625       SH              SOLE                   295625